ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1.ORGANIZATION AND BASIS OF PRESENTATION

Belite Bio, Inc (“Belite” or the “Company”) was incorporated under the laws of the Cayman Islands on March 27, 2018. The Company and its subsidiaries are engaged in research and development of novel therapeutics targeting significant unmet needs.

On April 28, 2022, the Company consummated its initial public offering (“IPO”) of 6,000,000 American Depository Shares (“ADSs”) at a public offering price per ADS of $6. Each ADS represents one ordinary share of Belite. The gross proceeds from IPO, before deducting the underwriting discounts and commissions and offering expenses, were $36,000 with net proceeds of $33,705. On May 20, 2022, the underwriter exercised in full its over-allotment option to purchase 772,091 ADS, resulting in additional net proceeds of $4,285.

Upon closing of the IPO offering in April 2022, the Company issued to Benchmark Company, LLC (“Benchmark”) the representative of the underwriters warrants to purchase a number of ADSs equal to 169,302 ADSs (the “Representative’s Warrants”). The Representative’s Warrants have an exercise price equal to US$7.50 per ADS and are exercisable until the date of April 28, 2027, after the date of commencement on November 3, 2022. The Representative’s Warrants are also exercisable on a cashless basis.

On June 2, 2023, the Company completed its follow-on offering of (i) 2,000,000 of ADSs, representing 2,000,000 of the Company ordinary shares, par value US$0.0001 per share; and (ii) warrants to purchase an aggregate of 2,000,000 of the Company ordinary shares represented by ADSs with an exercise price of $18.00 per warrant. The ADSs and the detachable warrants were sold together at a public offering price of $15.00. The gross proceeds from this offering, before deducting the underwriting discounts and commissions and offering expenses, were $30,000 with net proceeds of $27,317.

On June 16, 2023, the Company entered into a sales agreement (the “Sales Agreement”), with SVB Securities LLC (“SVB Securities”) and Cantor Fitzgerald & Co. (“Cantor”) acting as the Company’s sales agents, under which the Company may, from time to time, offer and sell ADSs through an At-the-Market (“ATM”) offering program at an aggregate offering price of up to $100,000. Each ADS represents one of the Company ordinary shares, par value $0.0001 per share. The Company has raised $28,608, $16,984 and 29,867 in gross proceeds and $27,403, $16,295, and 28,971 in net proceeds, after deducting sales commissions and other fees and expenses, by issuing 731,843 ADSs 284,719 ADSs and 193,000 ADSs for the years ended December 31, 2023, 2024 and 2025, respectively.

On April 25, 2024, the Company announced that it has entered into a securities purchase agreement with an institutional investor for the purchase and sale of up to an aggregate of 651,380 ADSs, with each ADS representing one ordinary share of the Company at a purchase price of $38.38 per ADS, and the warrants (“Existing Warrants”) to purchase up to an aggregate of 651,380 ADSs, immediately exercisable at an exercise price equal to $44.14 per ADS and expire on the five-year anniversary of the issuance, in a registered direct offering. The gross proceeds to the Company from the offering were approximately $25,000 (before any warrant exercise), before deducting the relevant expenses, and net proceeds were $24,811.

On November 3, 2024, the Company entered into an inducement offer letter agreement for the immediate exercise of Existing Warrants to purchase up to an aggregate of 651,380 ordinary shares of the Company originally issued in April 2024, at an exercise price of $44.14 per share. The gross proceeds to the Company from the exercise of Existing Warrants were $28,752. In consideration for the immediate exercise of Existing Warrants for cash, the Company issued new warrants (“November Warrants”) to purchase up to 651,380 ordinary shares. The November Warrants have an exercise price of $70.00 per share, exercisable immediately upon issuance and will expire five years from the date of issuance. If the investor were to exercise the November Warrants in full, the gross proceeds from such new warrants would be approximately $45,597.

In December 2024, Belite Bio (HK) Limited established Belite Bio (Taiwan) Inc as a wholly - owned subsidiary in Taiwan.

On February 5, 2025, the Company announced that it entered into a securities purchase agreement with a new, fundamental healthcare investor for the purchase and sale of 258,309 ADSs and warrants to purchase 258,309 ADSs, at a purchase price of $58.07 per ADS and accompanying warrant, pursuant to a registered direct offering. The offering resulted in gross proceeds of approximately $15,000, before deducting placement agent fees and offering expenses, as well as the potential for additional proceeds of approximately $15,000 from the exercise of the five-year warrants issued in the offering. The closing of the offering occurred on February 7, 2025.

On August 7, 2025, the Company announced that it entered into a securities purchase agreement for the purchase and sale of 230,770 ADS and warrants to purchase 230,770 ADSs, at a purchase price of $65.00 per ADS and accompanying warrant, pursuant to a registered direct offering. The offering resulted in gross proceeds of approximately $15,000, before deducting placement agent fees and offering expenses, as well as the potential for additional proceeds of approximately $15,000 from the exercise of the five-year warrants issued in the offering. The closing of the offering occurred on August 8, 2025.

On September 8, 2025, the Company announced that it entered into securities purchase agreements with leading healthcare investors for a private placement in public equity financing (the “PIPE”) that resulted in gross proceeds of approximately $125,000, before deducting placement agent fees and estimated offering expenses, and up to an additional approximately $150,000 in gross proceeds if the accompanying warrants are fully exercised for cash. At the closing of the PIPE, the Company issued 1,953,124 ordinary shares and warrants to purchase 1,953,124 ordinary shares, at a purchase price of $64.00 per ordinary share and accompanying warrant (the “PIPE Purchase Price”). Each warrant is immediately exercisable with an exercise price of $76.80 per ordinary share and will expire two years from the date of issuance. The closing of the PIPE occurred on September 9, 2025. In September 2025, Belite Bio (HK) Limited established Belite Bio (Swiss) AG as a wholly-owned subsidiary in Switzerland.

In November 2025, Belite Bio (Swiss) AG established Belite Bio Japan Inc as a wholly-owned subsidiary in Japan.

On December 1, 2025, the Company entered into an underwriting agreement with Morgan Stanley & Co. LLC, Leerink Partners LLC and BofA Securities, Inc., as representatives of the underwriters named therein, relating to the underwritten public offering of 2,272,727 American Depositary Shares, or ADSs, each representing one ordinary share, at a public offering price of $154.00 per ADS. The Company has also granted the underwriters a 30-day option to purchase up to 340,909 additional ADSs from the Company at the public offering price, less underwriting discounts and commissions. The offering resulted in gross proceeds of approximately $350,000, before deducting underwriting discounts and commissions and other offering expenses. The closing of the offering occurred on December 3, 2025. The underwriters exercised in full the over-allotment option to purchase 340,909 ADSs during December 2025, resulting in additional gross proceeds of $52,500.

As of December 31, 2025, the Company’s principal subsidiaries are as follows:

Subsidiaries	Date of incorporation	Place of incorporation	Ownership	Principal activities
Belite Bio Holdings Corp. (“Belite Holding”)	June 10, 2016	The United States of America	100% owned by Belite	Commercial preparation, marketing, distribution, and sales of pharmaceutical products
Belite Bio, LLC (“Belite USA”)	June 10, 2016	The United States of America	100% owned by Belite Holding	Research and development
RBP4 Pty Ltd (“RBP4”)	August 13, 2018	Australia	100% owned by Belite Holding	Clinical trial activities
Belite Bio (HK) Limited (“Belite HK”)	June 10, 2021	Hong Kong	100% owned by Belite	Clinical trial activities
Belite Bio (Shanghai) Limited (“Belite Shanghai”)	August 12, 2021	China	100% owned by Belite HK	Clinical trial activities
Belite Bio (Taiwan) Inc (“Belite Taiwan”)	December 18, 2024	Taiwan	100% owned by Belite HK	Supporting clinical trial activities, research and development and back-office service
Belite Bio (Swiss) AG (“Belite Swiss”)	September 1, 2025	Switzerland	100% owned by Belite HK	Conducting research and development, marketing, distribution, and sales of pharmaceutical products
Belite Bio Japan Inc (“Belite Japan”)	November 14, 2025	Japan	100% owned by Belite Swiss	Marketing, distribution, and sales of pharmaceutical products

Liquidity

The Company has incurred recurring negative cash flows since inception and has funded its operations primarily from private placement of equity and debt securities and public offering of American Depositary Shares. The Company had an accumulated deficit of approximately $107,647 and $185,258 as of December 31, 2024 and 2025, respectively. The Company had net losses of approximately $36,144 and $77,611 for the years ended December 31, 2024 and 2025.

As of December 31, 2025, the Company had a total of $352,932 in cash and cash equivalents, $139,490 in short-term investments, and $484,390 in working capital. Management closely monitors the Company’s cash position and cash management strategies to ensure liquidity needs are met.